Share-based plans - Material input factors (Details) - € / shares				12 Months Ended
	Dec. 01, 2025	Jul. 28, 2025	Mar. 01, 2025	Dec. 31, 2025
LTIP 2025+
Share-based plans
Share price at grant date	€ 40.71	€ 44.75
Expected volatility of the Company's share price	31.99%	32.75%
Vesting period	3 years	3 years		3 years
Risk-free interest rate for the Company's share price	2.10%	1.97%
MB LTIP 2024+
Share-based plans
Share price at grant date			€ 45
Expected volatility of the Company's share price			31.78%
Vesting period			4 years	4 years
Risk-free interest rate for the Company's share price			2.24%